JNL/MELLON CAPITAL JNL 5 FUND
JNL/Mellon Capital JNL 5 Fund Class A Class I
Investment Objective.
The investment objective of the Fund is total return through capital appreciation and dividend income.
Expenses.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment) Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JNL/MELLON CAPITAL JNL 5 FUND		JNL/MELLON CAPITAL JNL 5 FUND (A)	JNL/MELLON CAPITAL JNL 5 FUND (I)
Management Fee		0.17%	0.17%
Distribution and/or Service (12b-1) Fees		0.30%	none
Other Expenses	[1]	0.16%	0.16%
Total Annual Fund Operating Expenses		0.63%	0.33%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - JNL/MELLON CAPITAL JNL 5 FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MELLON CAPITAL JNL 5 FUND (A)	64	202	351	786
JNL/MELLON CAPITAL JNL 5 FUND (I)	34	106	185	418

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/ 2018 - 12/31/ 2018	60%

60.00%
Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in the securities that are identified by a model based on 5 different specialized strategies:

●	20% in the DowSM 10 Strategy, a dividend yielding strategy;
●	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
●	20% in the Global 15 Strategy, a dividend yielding strategy;
●	20% in the 25 Strategy, a dividend yielding strategy; and
●	20% in the Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named strategy described in the statutory prospectus. The DowSM 10 Strategy invests in the ten securities included in the Dow Jones Industrial Average which have the highest indicated annual dividend yields. The S&P® 10 Strategy invests in the ten securities selected from a pre-screened subset of the securities listed in the S&P 500® Index. The Global 15 Strategy invests in the securities of certain dividend-paying companies which are components of the Dow Jones Industrial Average, the Financial Times Ordinary Index and the Hang Seng Index. The 25 Strategy invests in the securities of 25 dividend-paying companies selected from a subset of the securities listed on the New York Stock Exchange. The Select Small-Cap Strategy invests in a portfolio of securities of 100 small capitalization companies selected from a pre-screened subset of the securities listed on the New York Stock Exchange or The Nasdaq Stock Market. Mellon Investments Corporation (“Sub-Adviser”) will choose only one share class of a security to be represented in each of the 5 listed strategies of the Fund if the specific stock selection model selects multiple shares classes of the same security.

The securities for each strategy are selected only once annually on each Security Selection Date. The Security Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Security Selection Date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original security is not from the surviving company.

The Fund may invest in a combination of exchange-traded funds (“ETFs”) to assist with fund re-balances and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. In addition, the Fund may use foreign currency forward contracts, a type of derivative, to maintain appropriate currency exposures.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

●	Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

●	Portfolio turnover risk – Frequent changes in the securities held by a Fund , including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 24, 2017, the Fund was combined with JNL/Mellon Capital S&P® 24 Fund (“ Acquired Fund ”) with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Average Annual Total Returns as of 12/31/2018
Average Annual Total Returns - JNL/MELLON CAPITAL JNL 5 FUND	1 Year	5 Years	10 Years
JNL/MELLON CAPITAL JNL 5 FUND (A)	(9.73%)	5.04%	10.92%
JNL/MELLON CAPITAL JNL 5 FUND (A) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(4.38%)	8.49%	13.12%
JNL/MELLON CAPITAL JNL 5 FUND (I)	(9.46%)	5.27%	11.17%
JNL/MELLON CAPITAL JNL 5 FUND (I) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(4.38%)	8.49%	13.12%

Classes | JNL/MELLON CAPITAL JNL 5 FUND | JNL/MELLON CAPITAL JNL 5 FUND (A)
Annual Total Returns as of December 31 Class A

Best Quarter (ended 6/30/2009): 20.27%; Worst Quarter (ended 9/30/2011): -17.62%
Best Quarter
Jun. 30, 2009
20.27%
Worst Quarter
Sep. 30, 2011
(17.62%)
Classes | JNL/MELLON CAPITAL JNL 5 FUND | JNL/MELLON CAPITAL JNL 5 FUND (I)
Annual Total Returns as of December 31 Class I

Best Quarter (ended 6/30/2009): 20.61%; Worst Quarter (ended 9/30/2011): -17.56%
Best Quarter
Jun. 30, 2009
20.61%
Worst Quarter
Sep. 30, 2011
(17.56%)